S000005579 [Member] Investment Objectives and Goals - Nuveen Dividend Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Dividend Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is long-term growth of capital and income.